Revised Consolidated Financial Statements Information - Schedule of Consolidated Results of Operations and Consolidated Balance Sheet (Parentheticals) (Details) - USD ($)
$ / shares in Units, $ in Millions
	Dec. 31, 2024	Feb. 13, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	1,822,532		1,791,286
Common stock, shares outstanding	1,822,532		1,791,286
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001
Common stock, shares authorized			500,000,000
Common stock, shares issued			1,791,286
Common stock, shares outstanding			1,791,286
VIEs [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other assets of consolidated VIEs (in Dollars)			$ 1.8